Fair Value Measurements (Details 2) - EPB 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	$ 719,345,268
Balance - End of the Year	740,865,520	$ 719,345,268
Level 3
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	44,734,899	58,804,641
Investment income	1,159,528	1,502,657
Purchases/share purchases	5,344,748	6,005,066
Sales/share redemptions	(13,840,515)	(21,577,465)
Balance - End of the Year	37,398,660	44,734,899
Level 3 | Investment Contract
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	44,652,844	58,725,459
Investment income	1,157,080	1,499,784
Purchases/share purchases	5,344,748	6,005,066
Sales/share redemptions	(13,812,015)	(21,577,465)
Balance - End of the Year	37,342,657	44,652,844
Level 3 | Annuity
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Balance - Beginning of the Year	82,055	79,182
Investment income	2,448	2,873
Purchases/share purchases	0
Sales/share redemptions	(28,500)	0
Balance - End of the Year	$ 56,003	$ 82,055